Filed with the U.S. Securities and Exchange Commission on August 31, 2026
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1203	[	X	]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	1205	[	X	]
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code) (626) 914-7235

Jeffrey T. Rauman, President and Principal Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Rachael L. Schwartz, Esq.
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020
It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)
on _______________ pursuant to paragraph (b)
X	60 days after filing pursuant to paragraph (a)(1)
on ________________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 1203 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to (i) change the name of the Capital Advisors Growth Fund (the “Fund”) to “SBH Equity Fund”; (ii) revise the description of the Fund’s principal investment strategy; (iii) revise the Fund's classification from a diversified fund to a non-diversified fund; and (iv) make other material and other non-material changes to the Registration Statement.

Subject to Completion Date August 31, 2026

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SBH EQUITY FUND

(formerly Capital Advisors Growth Fund)

Investor Class	CIAOX

SBH Equity Fund (the “Fund”) is an open-end equity stock mutual fund. The Fund seeks to provide investors with long-term growth of capital. Segall Bryant & Hamill, LLC d/b/a CI SBH Asset Management is the Fund’s investment advisor (the “Advisor”).

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus
[ ], 2026

SBH EQUITY FUND

SUMMARY SECTION
SBH Equity Fund (formerly Capital Advisors Growth Fund)
(the “Fund”)
Investment Objective
The Fund seeks to achieve long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Other Expenses	0.28%
Total Annual Fund Operating Expenses(1)	0.96%
(1)Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
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Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies whose common stock is traded on the U.S. markets, including depositary receipts (ADRs) or shares issued by companies outside of the United States. Segall Bryant & Hamill, LLC (d/b/a CI SBH Asset Management) (the “Advisor”) invests the Fund’s assets opportunistically based on market information and does not limit its investment analysis to value, growth, or core (exhibiting neither overwhelming growth nor value attributes) investment styles. The Advisor believes that returns in excess of general market returns can be achieved by actively managing investment portfolios. The Fund invests in companies that the Advisor believes have strong growth potential and are trading at a discount to the Advisor’s estimate of the companies’ intrinsic value.
The Advisor’s investment process is driven by fundamental research utilizing a combination of external and proprietary research in its selection process. Through a combination of quantitative analysis (which may encompass techniques such as evaluation of financial data or statistical/mathematical modeling), fundamental analysis (which may include assessments of a company’s holdings or key characteristics, as well as broader economic factors) and experienced judgment, the Advisor seeks to identify companies that have historically generated, or are positioned to generate strong returns on investments.
The Fund may also invest in cash, cash equivalents, and money market instruments typically between 0-10% of the Fund’s assets. If the market advances during periods when the Fund is holding a larger cash position within this range, the Fund may not realize as significant a gain as it would otherwise have, had it been more fully invested.
The Fund will consider selling stocks in its portfolio when the stock reaches its target, fundamentals supporting the stock’s value deteriorate, and/or better investment alternatives exist.
The Fund may from time to time emphasize investments in certain sectors of the market. As of December 31, 2025, 41.5% of the Fund’s net assets were invested in the manufacturing sector.
The Fund is non-diversified.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective. There is the risk that you could lose all or a portion of your investment in the Fund. The following risks are considered principal and could adversely affect the value of your investment in the Fund.
•Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
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•Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.
•Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (“1940 Act”). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than a more diversified fund.
•Sector Emphasis Risks. Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
◦Manufacturing Sector Risks. Companies focused on manufacturing activities may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
◦Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss, or impairment of, or inability to enforce, these rights may adversely affect the profitability of these companies.
•Management Risk. The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks.
•Depositary Receipt Risk. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
•Non-U.S. Investment Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.
•Uninvested Cash Risk. When the Fund holds a significant amount of cash and highly-rated short-term fixed income securities, it may not meet its investment objective and the Fund’s performance may significantly lag that of market indices which, by definition, are composed of groups of securities without a cash component.
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•Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund’s sponsor has no legal obligation to provide financial support to the money market fund. To the extent the Fund invests in a money market for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market fund’s advisor fees and operational expenses.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, and prevent shareholders from redeeming their shares.
•Tax Risks. The Fund intends to qualify each year as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its net investment income and net capital gains. If the Fund fails to qualify as a RIC or to satisfy the required distribution levels, the Fund would be subject to U.S. federal income tax at the Fund level, and distributions from the Fund could also be taxable to shareholders at applicable tax rates, which could materially reduce the Fund’s net assets and return. Even if the Fund qualifies as a RIC, Fund distributions generally will be taxable to shareholders at applicable U.S. federal income tax rates, whether shareholders receive them in cash or reinvest them in additional shares of the Fund. The Fund’s investments in securities of non-U.S. issuers may subject the Fund to foreign withholding and other foreign taxes on income, gains and proceeds, which may reduce the Fund’s return.
Who May Want to Invest in the Fund?
The Fund may be appropriate for investors who:
•Are pursuing a long-term goal such as retirement;
•Want to add an investment with growth potential to diversify their investment portfolio; or
•Are willing to accept higher short-term risk along with a higher potential for long-term growth.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of a broad measure of market performance. The Fund’s returns through June 29, 2026 as reflected in the bar chart and table are those of the Fund when it was managed by a different investment adviser, Capital Advisors Inc., and followed different investment strategies.
The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.cisbh.com or by calling the Fund toll-free at 1-866-205-0523.
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Calendar Year Total Returns as of December 31
The Fund’s year-to-date return as of June 30, 2026 was 7.39%
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 22.56% for the quarter ended June 30, 2020, and the lowest quarterly return was -16.20% for the quarter ended June 30, 2022.

Average Annual Total Returns (For the periods ended December 31, 2025)	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	16.49%	11.99%	13.91%
Return After Taxes on Distributions	15.32%	10.79%	12.66%
Return After Taxes on Distributions and Sale of Fund Shares	10.56%	9.38%	11.31%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Management
Investment Advisor. Segall Bryant & Hamill, LLC (d/b/a CI SBH Asset Management) is the investment advisor to the Fund.
Portfolio Manager. Suresh Rajagopal, CFA, Director of All Cap Strategies, is the portfolio manager responsible for the day-to-day management of the Fund. Mr. Rajagopal has managed the Fund since June 29, 2026.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (SBH Equity Fund, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252), by telephone at 1-866-205-0523 or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase or redeem Fund shares through a financial
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intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular	$5,000	$250
Retirement Plan Accounts	$500	$100
Automatic Investment Plan	$1,000	$100
Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as an IRA or 401(k) plan. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE
OF PORTFOLIO HOLDINGS
Investment Objective
The Fund seeks to achieve long-term capital growth. The Fund’s investment objective is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies whose common stock is traded on U.S. markets, including depositary receipts (ADRs) or shares issued by companies incorporated outside of the United States. The Fund will provide shareholders with written notice sixty (60) days prior to any change in this investment policy.
The Advisor invests the Fund’s assets opportunistically based on market information and does not limit its investment analysis approach to value, growth, or core (exhibiting neither overwhelming growth nor value attributes) investment styles. The Advisor believes that returns in excess of general market returns can be achieved by actively managing investment portfolios. The Fund invests in companies that the Advisor believes have strong growth potential and are trading at a discount to the Advisor’s estimate of the companies’ intrinsic value. The Advisor’s investment process is driven by fundamental research utilizing a combination of external and proprietary research in its selection process. Through a combination of quantitative analysis (which may encompass techniques such as evaluation of financial data or statistical/mathematical modeling), fundamental analysis (which may include assessments of a company’s holdings or key characteristics, as well as broader economic factors) and experienced judgment, the Advisor seeks to identify companies that have historically generated, or are positioned to generate, strong returns on investments.
The Fund may also invest in cash, cash equivalents, and money market instruments typically between 0-10% of the Fund’s assets. If the market advances during periods when the Fund is holding a larger cash position within this range, the Fund may not realize as significant a gain as it would otherwise have, had it been more fully invested.
The Fund may from time to time emphasize investments in certain sectors of the market. As of December 31, 2025, 41.5% of the Fund’s net assets were invested in the manufacturing sector.
The Fund will consider selling stocks in its portfolio when the following events occur:
•The stock reaches its target;
•Fundamentals supporting the stock’s value deteriorate; and/or
•Better investment alternatives exist.
The Fund is non-diversified.
Related Risks
The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) per share or total return have previously been summarized in the Fund’s “Summary Section.” These risks are discussed in more detail below.
Economic and Market Risk. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical,
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regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022 the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Equity Securities Risk. There is a possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, investor sentiment, because of factors that affect an entire industry or sector, such as increases in production costs, or factors that are directly related to a specific company, such as decisions made by its management.
Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than a more diversified fund.
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Sector Emphasis Risks. Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
◦Manufacturing Sector Risks. – Companies focused on manufacturing activities may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
◦Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss, or impairment of, or inability to enforce, these rights may adversely affect the profitability of these companies.
Management Risk. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.
Depositary Receipt Risk. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. The underlying securities of the ADRs in which the Fund may invest are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for the shares.
Non-U.S. Investment Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments. The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.
Foreign securities are also subject to higher political, social and economic risks. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.
Uninvested Cash Risk. When the Fund holds a significant amount of cash and highly-rated short-term fixed income securities, it may not meet its investment objective and the Fund’s performance may
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significantly lag that of market indices which, by definition, are composed of groups of securities without a cash component.
Money Market Funds Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund’s sponsor has no legal obligation to provide financial support to the money market fund. To the extent the Fund invests in a money market for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market fund’s advisor fees and operational expenses.
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, and prevent shareholders from redeeming their shares.
Tax Risks. The Fund intends to qualify each year as a RIC under the Code, and to distribute substantially all of its net investment income and net capital gains. If the Fund fails to qualify as a RIC or to satisfy the required distribution levels, the Fund would be subject to U.S. federal income tax at the Fund level, and distributions from the Fund could also be taxable to shareholders at applicable tax rates, which could materially reduce the Fund’s net assets and return. Even if the Fund qualifies as a RIC, Fund distributions generally will be taxable to shareholders at applicable U.S. federal income tax rates, whether shareholders receive them in cash or reinvest them in additional shares of the Fund. The Fund’s investments in securities of non-U.S. issuers may subject the Fund to foreign withholding and other foreign taxes on income, gains and proceeds, which may reduce the Fund’s return.
Portfolio Holdings Information
A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.cisbh.com.
MANAGEMENT
Investment Advisor
CI SBH Asset Management, with principal offices at 10 S. Wacker Dr., Suite 3100, Chicago, Illinois 60606, serves as the investment advisor to the Fund. The Advisor is a wholly owned subsidiary of Corient Management LLC, which is a wholly-owned subsidiary of Corient Holdings Inc. (“Corient Holdings”). Corient Holdings is a wholly-owned subsidiary of Mubadala Capital LP, which is ultimately owned by the Government of Abu Dhabi through various wholly owned intermediate entities. As of December 31, 2025, the Advisor had approximately $22.6 billion in assets under management. CI SBH Asset Management provides a continuous investment program for the Fund, including investment research and management. CI SBH Asset Management makes investment decisions for the Fund and places orders for all purchases and sales of the Fund’s portfolio securities. Prior to June 29, 2026, the Fund’s investment adviser was Capital Advisors, Inc. (“Capital Advisors” or “Previous Advisor”). Effective June 29, 2026, Capital Advisors transitioned the investment management responsibilities of the Fund to the Advisor.
The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.75% based upon the Fund’s average daily net assets on the first $50 million of assets under management and 0.65% of the Fund’s average daily net
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assets thereafter. The Fund paid the Previous Advisor a monthly management fee that was calculated at the annual rate of 0.75% based upon the Fund’s average daily net assets on the first $50 million of assets under management and 0.65% of the Fund’s average daily net assets thereafter. For the fiscal year ended December 31, 2025, the Previous Advisor received management fees of 0.69% of the Fund’s average daily net assets, net of waiver.
A discussion regarding the basis of the board of trustees’ (the “Board”) of Advisors Series Trust (the “Trust”) approval of the investment advisory agreement with CI SBH Asset Management for the Fund will be available in the Fund’s Core Financial Statements on Form N-CSR for the period ended June 30, 2026, which will be available on the Fund’s website. A discussion regarding the basis of the Board’s approval of the investment advisory agreement with the Previous Advisor for the Fund is available in the Fund’s Core Financial Statements on Form N-CSR for the fiscal year ended December 31, 2025.
Portfolio Manager
The Fund is managed by Mr. Suresh Rajagopal, CFA, and is further supported by dedicated analysts on the team. Mr. Rajagopal has ultimate responsibility for the final decision to buy or sell a security. Suresh Rajagopal, CFA, has been a portfolio manager of the Fund since June 29, 2026. Mr. Rajagopal is also the portfolio manager of the SBH All Cap Fund since its inception and its predecessor fund since July 31, 2013, the SBH Global All Cap Fund since July 23, 2020, and the SBH Select Equity ETF since its inception on August 29, 2023. He is director of All Cap Strategies at CI SBH Asset Management. Mr. Rajagopal joined the Advisor in 2007. Prior to joining SBH, he was a co-manager on the Munder Healthcare Fund and a senior equity research analyst covering healthcare at Munder Capital Management. Mr. Rajagopal earned a B.A. from Alma College and an MBA from the University of Notre Dame. He has earned the Chartered Financial Analyst (CFA) designation.
The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.
Fund Expenses
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed, however, to waive all or a portion of its management fee and pay expenses of the Fund to ensure that the Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, extraordinary expenses, and any other class-specific expenses) do not exceed 1.00% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least [October 30, 2028]. The term of the Fund’s operating expense limitation agreement is indefinite and it can only be terminated by the Board. The Advisor does not have the ability to recoup previously paid fees and expenses or future paid fees and expenses.
SHAREHOLDER INFORMATION
Pricing of Fund Shares
The price of Fund shares is the Fund’s NAV per share. This is calculated by dividing the Fund’s assets, minus its liabilities, by the number of shares outstanding. The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund’s liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is the NAV per share next calculated after your order is received in good order. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “SBH Equity Fund.”
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The Fund’s NAV per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”). This is generally 4:00 p.m., Eastern Time. Fund shares will not be priced on days that the NYSE is closed for trading. The Fund’s NAV per share may also be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Advisor decides it is necessary.
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Global Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. The net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. The Board has designated the Advisor as its “valuation designee” under Rule 2a-5 of Investment Company Act of 1940, as amended, (the “1940 Act”), subject to its oversight. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Fund’s management to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.
How to Buy Shares
You may open a regular Fund account with $5,000 and add to your account at any time with $250 or more. You may open a retirement plan account with $500 and add to your account at any time with $100 or more. You also may open a Fund account with $1,000 and make subsequent monthly investments with $100 or more through the Automatic Investment Plan. The Fund’s minimum investment requirements may be waived for the following types of shareholders:
•current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);
•any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;
•current employees of the Transfer Agent (as defined below), broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;
•existing clients of the Advisor, their employees and immediate family members of such employees;
•registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor; and
•qualified broker-dealers who have entered into an agreement with the Fund’s distributor.
The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.
You may purchase shares of the Fund by check or wire payment. All purchases by check must be in U.S. dollars and drawn on a domestic financial institution. The Fund is not required to issue share certificates.
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The Fund reserves the right to reject any purchase in whole or in part. Shares of the Fund are not registered outside of the United States.
In compliance with the USA PATRIOT Act of 2001, please note that U.S. Bank Global Fund Services (the “Transfer Agent”) will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the account application, you must provide your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must provide the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-866-205-0523 if you need additional assistance when completing your account application.
If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.
By Check
If you are making your first investment in the Fund, simply complete the account application included with this Prospectus and mail it or deliver it via overnight courier (e.g., FedEx) with a check (made payable to “SBH Equity Fund”) to:

Regular Mail SBH Equity Fund c/o U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252	Overnight Delivery SBH Equity Fund c/o U.S. Bank Global Fund Services 801 Pennsylvania Avenue, Suite 219252 Kansas City, MO 64105-1307
NOTE:    The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.
If you are making a subsequent purchase, an “Invest By Mail” form is attached to the confirmation statement you will receive after each transaction. Detach the form from the statement and mail it together with a check made payable to “SBH Equity Fund” to the Fund in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the “Invest by Mail” form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check.
If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Fund as a result.
By Telephone
Investors may purchase additional shares of the Fund by calling 1-866-205-0523. If you accepted telephone options on your account application, and your account has been open for at least seven business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your
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account prior to making a purchase. If your order is received prior to 4:00 p.m. Eastern Time, your shares will be purchased at the net asset value calculated on the day your order is placed.
By Wire Payment
If you are making your first investment in the Fund, the Transfer Agent must have previously received a completed account application before you can send in your wire purchase. You can mail or deliver overnight your account application to the Transfer Agent at the above address. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire payment. Your bank must include both the name of the Fund you are purchasing, your name, and account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:
U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5207
ABA No. 075000022
Credit:    U.S. Bancorp Fund Services, LLC
A/C No. 112-952-137
FFC:    SBH Equity Fund
Shareholder Account Registration
Shareholder Account Number
If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire payment, you may call the Transfer Agent at 1-866-205-0523. Your bank may charge you a fee for sending a wire payment to the Fund.
Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Through Brokers
You may buy and sell shares of the Fund through certain broker-dealers, financial intermediaries, and investment advisors (and their agents) (collectively, “Brokers”) that have made arrangements with the Fund to sell its shares. Brokers may have different investment minimum requirements than those outlined in this prospectus. Additionally, Brokers may aggregate several customer accounts to accumulate the requisite initial investment minimum. Please consult your Broker for their account policies. When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent. You will pay or receive the next price calculated by the Fund if your Broker receives your order by 4:00 p.m., Eastern Time. The Fund will be deemed to have received a purchase or redemption order when an authorized Broker or, if applicable, a Broker’s authorized designee, receives the order. The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records. The Fund may pay the Broker for maintaining these records as well as providing other shareholder services. The Broker may charge you a fee for handling your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.
Automatic Investment Plan
For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Under the AIP, after your initial investment, you may authorize the Fund to withdraw from your personal checking or savings
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account each month an amount that you wish to invest, which must be at least $100. In order to participate in the AIP, your financial institution must be a member of the ACH network. You may enroll in the AIP by completing the appropriate section in the account application. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. The Fund may terminate or modify this privilege at any time. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to the effective date of the next transaction.
Retirement Plan
The Fund offers IRA plans. To obtain information about opening an IRA account or another type of retirement plan, please call the Transfer Agent at 1-866-205-0523.
How to Sell Shares
You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business. As discussed below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. The Fund typically expects that it will take one to three days following the receipt of your redemption request in good order, to pay out redemption proceeds. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the dollar amount of shares to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Fund. If you did not purchase your shares by wire payment, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your payment has cleared, whichever occurs first.
The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in unusual market conditions.
The Fund reserves the right to redeem in-kind as described under “Redemptions In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind are typically only used in unusual circumstances.
By Mail
You may redeem your shares by sending a written request to the Transfer Agent. You should give your account number and state the number of shares or dollar amount to be redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration, and accompanied by a signature guarantee, if applicable. No redemption request will become effective until all documents have been received in proper form by the Transfer Agent. Shareholders should contact the Transfer Agent for further information concerning documentation required for a redemption of Fund shares. You should send your redemption request to:

Regular Mail SBH Equity Fund c/o U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252	Overnight Delivery SBH Equity Fund c/o U.S. Bank Global Fund Services 801 Pennsylvania Avenue, Suite 219252 Kansas City, MO 64105-1307
NOTE:    The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption
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requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.
By Telephone
If you accepted telephone options on your account application, you may redeem shares for amounts up to $100,000 by calling the Transfer Agent at 1-866-205-0523 before the close of trading on the NYSE. This is generally 4:00 p.m., Eastern Time. Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent’s records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application. The minimum amount that may be wired is $1,000. A wire fee of $15 will be deducted from your redemption proceeds for complete and share specific redemptions. In the case of a partial redemption, the fee will be deducted from the remaining account balance. You may also receive redemption proceeds to your bank account of record via electronic funds transfer through the Automated Clearing House (ACH) network; however, credit may not be available in your bank account for two to three days. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1-866-205-0523. Investors will be asked whether or not to withhold taxes from any distribution.
When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your account application. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days’ notice to shareholders.
You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-205-0523 for instructions.
You may encounter higher than usual call wait times during periods of high market activity. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).
Systematic Withdrawal Plan
As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”). To participate, complete the SWP section on the regular account application. If you elect this method of redemption, the Fund will send the minimum amount of $100 or more as you direct. You may choose to receive a check each month, calendar quarter or annually, or payments may be sent to a pre-authorized bank account by electronic funds transfer via the ACH network provided your bank is a member. Your Fund account must have a value of at least $10,000 in order to participate in the SWP. The SWP may be terminated at any time by the Fund. You may also elect to terminate your participation in the SWP at any time by calling or writing to the Transfer Agent five calendar days or more prior to the effective date of the next transaction.
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A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds any increase in the value of your account (due to asset appreciation or dividends credited to your account, for example), the account ultimately may be depleted.
Other Information about Redemptions
The Fund may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $5,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Fund takes any action.
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold U.S. federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.
Redemptions In-Kind
The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”). It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption, whether in cash or in-kind, is a taxable event to you.

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GENERAL POLICIES
Some of the following policies are mentioned above. In general, the Fund reserves the right to:
•Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•Reject any purchase request for any reason. Generally, the Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);
•Redeem all shares in your account if your balance falls below the minimum investment amount due to redemption activity. If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV; and
•Reject any purchase or redemption request that does not contain all required documentation.
Your financial intermediary may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your financial intermediary for details.
Signature Guarantees
A signature guarantee of each owner, from either a Medallion program member or non-Medallion program member, is required in the following situations:
•When ownership is being changed on your account;
•The redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•For all redemption requests exceeding $100,000 from any shareholder account.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.
The Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor.
Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned
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property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-866-205-0523 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents, you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-205-0523 to request individual copies of documents; if your shares are held through a financial intermediary, please contact them directly. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
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TOOLS TO COMBAT FREQUENT TRANSACTIONS
The Board has developed policies and procedures to prevent frequent transactions in the Fund. The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include monitoring trading practices and using fair value pricing. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund's performance or whether the shareholder has conducted four round trip transactions within a 12-month period. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.
Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.
In compliance with Rule 22c-2 of the 1940 Act Quasar Distributors, LLC, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.
Fair Value Pricing. The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Advisor has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service, if applicable, does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Fund does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Advisor and approved by the Board. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share. The Board has designated the Advisor as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight.
Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge
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or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed-income securities that have gone into default and for which there is not a current market value quotation.
DISTRIBUTION OF FUND SHARES
Other Payments to Third Parties
The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.
The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for the following non-distribution activities: sub-transfer agent, administrative, and other shareholder services.
The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payouts or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the Advisor. Such payments and compensation are in addition to services fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.
DISTRIBUTIONS AND TAXES
Dividends and Distributions
The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December, but the Fund may make an additional payment of dividends or distribution of capital gains if it deems it desirable at another time during the year.
All distributions will be automatically reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash, while reinvesting dividends; or (3) receive all distributions in cash. Dividends will be taxable whether received in cash or in additional shares. If you wish to change your distribution option, write or call the Transfer Agent at least five calendar days in advance of the distribution payment.
Any dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in an economic sense, a partial return of capital to you.
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If you elect to receive dividends and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.
U.S. Federal Income Tax Consequences
The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to U.S. federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.
The Fund typically makes distributions of dividends and capital gains. Dividends are taxable to you as ordinary income (or in some cases as qualified dividend income) depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gain, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Generally, none or only a small portion of the dividends paid to you as a result of the Fund’s investment in real estate investment trusts is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates. The eligibility for qualified dividend tax rates depends on the underlying investments of the Fund. Some or all of your distributions may not be eligible for this preferential tax rate. An additional 3.8% U.S. federal surtax applies to the net investment income, which generally includes dividends and capital gains earned from an investment in the Fund, of shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for joint filers. Although distributions generally are taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received in the prior December.
Non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes dividends paid by a real estate investment trust (“REIT”). Regulations adopted by the United States Treasury allow non-corporate shareholders of the Fund to benefit from the 20% deduction with respect to ordinary REIT dividends received by the Fund if the Fund meets certain reporting requirements.
By law, the Fund must withhold from your taxable distributions and redemption proceeds an amount as backup withholding determined at a rate as set forth under Section 3406 of the Code if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.
Sale of your Fund shares is a taxable event for you. Depending on the purchase and sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction and your investment in the Fund. The Code limits the deductibility of capital losses in certain circumstances.
In managing the Fund, the Advisor considers the tax effects of its investment decisions to be of secondary importance. Shareholders should be aware that the Fund may make taxable distributions of income and capital gains even when share values have declined.
You should consult your own tax advisor concerning U.S. federal, state, local and foreign taxation of distributions from the Fund. Additional information about the taxation of the Fund and its shareholders is contained in the SAI.
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INDEX DESCRIPTIONS
Investors cannot invest directly in an index, although they may invest in the underlying securities.
The S&P 500® Index is an unmanaged, capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The performance figures reflect all dividends reinvested.
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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by [ ], the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Certified Shareholder Report on Form N-CSR, filed with the SEC, which is available upon request.
SBH Equity Fund (formerly Capital Advisors Growth Fund)
For a share outstanding throughout each year

	Year Ended December 31
	2025	2024	2023		2022	2021
Per share data:
Net asset value, beginning of year	$45.18	$39.47	$31.88		$39.75	$36.13
Investment operations:
Net investment income (loss)	0.07	0.14	0.22	(a)	0.17	(0.01)	(a)
Net realized and unrealized gain (loss) on investments(b)	7.37	9.18	7.54		(7.69)	7.77
Total from investment operations	7.44	9.32	7.76		(7.52)	7.76
Less distributions from:
Net investment income	(0.07)	(0.36)	(0.17)		(0.01)	—
Net realized gains	(2.10)	(3.25)	—		(0.34)	(4.14)
Total distributions	(2.17)	(3.61)	(0.17)		(0.35)	(4.14)
Redemption fee per share(d)	—	—	0.00	(a)(c)	—	0.00	(a)(c)
Net asset value, end of year	$50.45	$45.18	$39.47		$31.88	$39.75

Total return	16.49%	23.39%	24.35%		-18.96%	21.60%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$160,205	$137,903	$112,753		$87,753	$109,939
Ratio of expenses to average net assets	0.95%	0.95%	1.00%		1.00%	1.00%
Ratio of net investment income (loss) to average net assets	0.14%	0.31%	0.60%		0.50%	(0.03)%
Portfolio turnover rate	15%	19%	12%		18%	29%
(a)Based on average shares outstanding.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)Amount represents less than $0.005 per share.
(d)The Fund stopped collecting a redemption fee on April 28, 2023.

23

Investment Advisor
CI SBH Asset Management
10 S. Wacker Dr., Suite 3100
Chicago, Illinois 60606

Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
[ ]

Legal Counsel
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020

24

PRIVACY NOTICE
The Fund collects non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and/or
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

PN-1

SBH EQUITY FUND
FOR MORE INFORMATION
To learn more about the Fund, you may want to read the Fund’s Statement of Additional Information (“SAI”) which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You may also request copies of the Shareholder Reports and SAI from the Advisor by contacting them by telephone at (303) 381-0019 or by mail at CI SBH Asset Management, 10 S. Wacker Dr., Suite 3100, Chicago, Illinois 60606.
Prospective investors and shareholders who have questions about the Fund may also call the following number or write to the following address:
SBH Equity Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
Telephone: 1-866-205-0523
Reports and other information about the Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at https://www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
(Investment Company Act file number is 811-07959.)

Subject to Completion Date August 31, 2026

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information
[ ], 2026

SBH EQUITY FUND
(formerly Capital Advisors Growth Fund)

Investor Class	CIAOX

a series of Advisors Series Trust (the “Trust”)

1-866-205-0523

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated [ ], 2026, as may be revised (the “Prospectus”), for the SBH Equity Fund (the “Fund”) (formerly Capital Advisors Growth Fund). Segall Bryant & Hamill, LLC d/b/a CI SBH Asset Management (the “Advisor” or “SBH”) is the investment advisor to the Fund. A copy of the Fund’s Prospectus may be obtained by contacting the Fund at the above telephone number.
The financial statements, accompanying notes and report of independent registered public accounting firm of the Fund are included in the Fund’s Certified Shareholder Report on Form N-CSR for the fiscal year ended December 31, 2025. The annual report can be obtained in the same way as the Prospectus. This SAI has been incorporated by reference into the Fund’s Prospectus.

THE TRUST
The Trust was organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.
Registration with the SEC does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
The Fund commenced operations on December 31, 1999.
INVESTMENT POLICIES AND RISKS
The following paragraphs provide more detail regarding the Fund’s investment policies and the associated risks identified in the Fund’s Prospectus.
Non-Diversification
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (“1940 Act”). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than a more diversified fund.
Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens, the Fund would take such action as is reasonable given the Fund’s objective.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
The Fund invests in the following types of investments, each of which is subject to certain risks, as discussed below:
Equity Securities
The Fund may invest in common stocks, preferred stocks, foreign securities traded in the U.S. and American Depositary Receipts (“ADRs”), each of which is subject to certain risks, as discussed below.
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.
Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock. Preferred stock generally does not carry voting rights. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.
Foreign Securities. The Fund may invest in securities of foreign issuers, provided that they are publicly traded in the United States, including in ADRs.
American Depositary Receipts. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.
In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.
Real Estate Investment Trusts (“REITs”)
The Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like a regulated investment company such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.
Risks of Investing in Foreign Securities
Investments in foreign securities involve certain inherent risks, including the following:
Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.
Currency Fluctuations. The Fund will invest only in securities denominated in U.S. dollars. For this reason, the value of the Fund’s assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case. Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.
Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.
Taxes. The interest and dividends payable on some of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders. Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to its shareholders any credits or deductions against their U.S. federal income tax with respect to any foreign withholding taxes paid by the Fund.
Investment Company Securities. The Fund may invest in shares of other investment companies or mutual funds, including exchange-traded funds (“ETFs”). For example, the Fund may invest in money market mutual funds in connection with its management of daily cash positions and for temporary defensive purposes. The Fund currently intends to limit its investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. The Fund may invest unlimited amounts in money market funds for management of its daily cash position, subject to certain conditions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.
Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.
The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3% percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to a fund of funds (e.g, 8.5%). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in FINRA Rule 2341 on acquired money market fund shares (or the Advisor must waive its advisory fees in amount necessary to offset any sales charge, distribution fee or service fee).
Rule 12d1-4 permits additional types of fund of fund arrangements without an exemptive order. The rule imposes certain conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.
Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional index mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of management fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.
As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. A Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.
Derivative Securities
The Fund is prohibited from investing in derivatives, excluding certain currency and interest rate hedging transactions. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. If the Fund does determine to invest in derivatives in the future, it will comply with Rule 18f-4 under the 1940 Act.
Illiquid and Restricted Securities
Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit shall be observed continuously. In the event that more than 15% of its net assets are invested in illiquid investments, the Fund will make such reports as required under the liquidity risk management program and will seek to reduce its holdings of illiquid investments within a reasonable period of time.
The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) and are called Rule 144A securities.
Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.
Restricted securities sold in private placement transactions between issuers and their purchasers are neither listed on an exchange nor traded in other established markets and may be illiquid. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. A restricted security may be determined to be liquid under the Fund’s liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, the Fund may obtain access to material non-public information about an issuer of private placement securities, which may restrict the Fund’s ability to conduct transactions in those securities.
Short-Term Investments
The Fund may invest in any of the following securities and instruments:
Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.
In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P Global Ratings, “Prime-1” or “Prime-2” by Moody’s Investors Services, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Special Risks Related to Cyber Security. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.
Investment Restrictions
The Fund has adopted the following investment restrictions as fundamental policies that may not be changed without approval by a “majority of the outstanding shares” of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.
The Fund’s investment objective is fundamental. In addition, the Fund may not:
1.Issue senior securities, borrow money or pledge its assets.
2.Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.
3.Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).
4.Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry or group of industries (other than U.S. government securities).
5.Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate).
6.Purchase or sell commodities or commodity futures contracts.
7.Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).
The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:
1.Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal securities law.
2.Hold more than 15% of its net assets in investments that are restricted as to disposition or otherwise are illiquid or have no readily available market.

PORTFOLIO TURNOVER
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. (See “Portfolio Transactions and Brokerage”).
Following are the portfolio turnover rates for the Fund’s two most recent fiscal years:

Portfolio Turnover During Fiscal Years Ended December 31
2025	2024
15%	19%

PORTFOLIO HOLDINGS POLICY
The Advisor and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Core Financial Statements in Form N-CSR and in the quarterly holdings report on Part F of Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person unless:
▪The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
▪The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
▪The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and the Trust’s Board of Trustees, attorneys, auditors or accountants;
▪The disclosure is made: (a) in connection with a Certified Shareholder Report on Form N-CSR that is available to the public; or (b) relates to information that is otherwise available to the public; or
▪The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include:
▪A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
▪Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P Global Ratings; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information no later than 15 calendar days following the end of a calendar quarter; or
▪Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: Fund Services; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Sullivan & Worcester LLP (“Sullivan & Worcester”) and [ ], respectively), all of which typically receive such information after it is generated.
Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.
The CCO or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Advisor, Distributor or any affiliated person of the Fund. No consideration may be received by the Fund, the Advisor, any affiliate of the Advisor or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.
The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and their service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) considering to approve any amendment to these Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.
In the event of a conflict between the interests of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Advisor’s Board of Directors and to the Board at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.
In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.
There can be no assurance that the Disclosure Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

MANAGEMENT
The overall management of the business and affairs of the Trust is vested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent, each as defined herein. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.
The current Trustees and officers of the Trust, their year of birth, positions with the Trust, term of office with the Trust and length of time served, business addresses, principal occupations during the past five years and other directorships held during the past five years are listed in the table below.
Independent Trustees(1)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (1960) 615 E. Michigan Street Milwaukee, WI 53202	Board Chair Trustee	Indefinite term; since October 2023. Indefinite term; since March 2017.	Independent Contractor (February 2025 to present); Partner and Head of Business Development, QSV Equity Investors, LLC (a privately held investment advisory firm) (February 2019 to February 2025); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately held investment advisory firm) (2002 to 2017).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Michele Rackey (1959) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since January 2023.	Chief Executive Officer, Government Employees Benefit Association (GEBA) (benefits and wealth management organization) (2004 to 2020); Board Member, Association Business Services Inc. (ABSI) (for-profit subsidiary of the American Society of Association Executives) (2019 to 2020).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).
Anne W. Kritzmire (1962) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since August 2024.	Principal Owner of AW Kritzmire Consulting (2021-Present); Business Faculty Lead of Lake Forest Graduate School of Management (2021-Present); Head of Multi-Asset and various other positions of Nuveen Investments (1999-2020).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Lead Independent Director of Thornburg Income Builder Opportunities Trust (a closed end fund) (2020-Present); Trustee, Finance Commissioner, and Acting Treasurer of Village of Long Grove (municipal government) (2017-2025).

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Craig B. Wainscott (1961) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since August 2024.	CEO instaCOVER LLC (Specialized insurance/technology company) 2014-2021, and CFO 2021-2023.	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee of iMGP Funds (14 Funds) (2024-Present); Independent Trustee and Board Chair of Brandes Investment Trust (6 Funds) (2011-2024).

Officers

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (1969) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Kevin J. Hayden (1971) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Richard R. Conner (1982) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Albert Sosa (1970) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since March 2025.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2004 to present).
Joseph R. Kolinsky (1970) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since July 2023.	Vice President, U.S. Bank Global Fund Services (May 2023 to present); Chief Compliance Officer, Chandler Asset Management, Inc. (2020 to 2022); Director, Corporate Compliance, Pacific Life Insurance Company (2018 to 2019).

Lillian A. Kabakali (1980) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since March 2026.	Vice President, U.S. Bank Global Fund Services (January 2026 to present); Senior Counsel, Royal Bank of Canada (February 2025 to November 2025); Vice President, U.S. Bank Global Fund Services (April 2023 to February 2025); Vice President, Compliance, Guggenheim Partners Investment Management Holdings, LLC (April 2019 to April 2023).
*    The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of the Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)As of March 31, 2026, the Trust was comprised of numerous active portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.
(3)“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.
Additional Information Concerning Our Board of Trustees
The Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all registered investment companies, the day-to-day responsibility for the management and operations of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the investment advisers, distributor, administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established three standing committees, an Audit Committee, a Governance and Nominating Committee and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Trust Committees,” below. Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment adviser in the Trust or with its principal underwriter. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.
The President and Principal Executive Officer of the Trust is not a Trustee, but rather a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust. The Trust has appointed David Mertens, an Independent Trustee, as Board Chair, and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as Chair during executive sessions of the Independent Trustees.
The Board reviews its structure annually. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chair positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks) the oversight of different types of risks is handled in different ways. For example, the Board meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
David G. Mertens. Mr. Mertens has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters. He currently serves as an Independent Contractor. Mr. Mertens previously served as Partner and Head of Business Development of QSV Equity Investors, LLC, a privately held investment advisory firm, from 2019 to 2025. Mr. Mertens also gained substantial mutual fund experience through his tenure as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017. Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.
Michele Rackey. Ms. Rackey has substantial experience in mutual funds and investment management through her experience as CEO of Government Employees Benefits Association (GEBA) and also with The ARK Funds. Ms. Rackey is experienced with financial, accounting, investment and regulatory matters and serves as an Audit Committee Financial Expert for the Trust. Ms. Rackey was CEO of GEBA for 17 years and Chief Operating Officer of the ARK Funds for nine years. Ms. Rackey has a BS in Business Administration from the University of Illinois at Chicago and has an MBA from Keller

Graduate School of Management in Chicago. Ms. Rackey previously held FINRA series 6, 7 and 63 licenses as well as a Maryland Life and Health License.
Anne W. Kritzmire. Ms. Kritzmire has substantial experience in registered funds and investment management through her experience as Head of Multi-Asset/Solutions Marketing, Managing Director of Closed-End Funds, Managing Director of Channel Marketing, and Director of Customer Insights at Nuveen Investments. Ms. Kritzmire serves as Lead Independent Director on the Board of Directors and is a member of the Audit Committee and Nominating and Governance Committee of the Thornburg Income Builder Opportunities Trust (2020-Present). With respect to the Thornburg Income Builder Opportunities Trust, she is considered to be a qualified financial expert. She has also served on several other boards including as a Trustee, Financial Commissioner, and Acting Treasurer at Village of Long Grove (2017-2025). Ms. Kritzmire has a B.S. in Electrical Engineering from University of Notre Dame and has an MBA in Finance and Marketing from Northwestern University, Kellogg Graduate School of Management. Ms. Kritzmire serves as an Audit Committee Financial Expert for the Trust.
Craig B. Wainscott. Mr. Wainscott has substantial global executive and advisory experience, including his current position as a mutual fund trustee at iMGP Funds and early-stage business advisor. He formerly served as an Independent Trustee and Board Chair of Brandes Investment Trust. He also has extensive C-Suite Leadership, including his position as Chief Executive Officer at Russell Investments Canada for five years, leading a diverse collection of businesses such as mutual funds, institutional funds, consulting, and brokerage. He has also served as CEO at instaCOVER LLC and CFO at The Paradigm Project. Mr. Wainscott continues to serve as Board Advisor at Cadenced Biomedical (an early-stage medical device company). He has also served as a board member for The Paradigm Project. Mr. Wainscott is a qualified financial expert, having served as the CFO for two organizations, audit committee member, and is a CFA. Mr. Wainscott serves as an Audit Committee Financial Expert for the Trust.
Trust Committees
The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Governance and Nominating Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks. The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.
The Audit Committee is comprised of all of the Independent Trustees. Ms. Rackey is the Chair of the Audit Committee. The Audit Committee will meet at least once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee met two times with respect to the Fund during the Fund’s fiscal year ended December 31, 2025.
The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).The QLCC did not meet with respect to the Trust during the fiscal year ended December 31, 2025.

The Governance and Nominating Committee is comprised of all, and only of, the Independent Trustees. The Governance and Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Governance and Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Governance and Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.
The Governance and Nominating Committee meets regularly with respect to the various series of the Trust. The Governance and Nominating Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Mr. Wainscott is the Chair of the Governance and Nominating Committee. The Governance and Nominating Committee met two times with respect to the Trust during the fiscal year ended December 31, 2025.
Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2025.

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Fund Shares in the Trust
(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
David G. Mertens	None	Over $100,000
Michele Rackey	None	$50,001 - $100,000
Anne W. Kritzmire	None	None
Craig B. Wainscott	None	None
As of December 31, 2025, neither the Independent Trustees nor members of their immediate families, own securities beneficially or of record in the Advisor, the distributor, as defined below, or an affiliate of the Advisor or distributor. Accordingly, neither the Independent Trustees nor members of their immediate families, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the distributor or any affiliate thereof was a party.
Compensation
Effective January 1, 2026, the Independent Trustees each receive an annual retainer of $116,500 per year allocated among each of the various portfolios comprising the Trust, an additional $7,000 per regularly scheduled Board meeting, and an additional $1,500 for certain special meetings, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Prior to January 1, 2026, the annual retainer was $108,500. The Trust

Chair, Chair of the Audit Committee, and Chair of the Governance and Nominating Committee each receive a separate annual fee of $15,000, $10,000, and $5,000, respectively, provided that the separate fee for the Chair of the Audit Committee will be waived if the same individual serves as both Trust Chair and Audit Committee Chair. The Trust has no pension or retirement plan. Set forth below is the compensation received by the Independent Trustees from the Fund for the fiscal year ended December 31, 2025.

Independent Trustee	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
David Mertens	$4,635	None	None	$4,635
Joe D. Redwine(2)	$4,403	None	None	$4,403
Michele Rackey	$4,450	None	None	$4,450
Anne W. Kritzmire	$4,327	None	None	$4,327
Craig B. Wainscott	$4,374	None	None	$4,374
(1)There are currently numerous series comprising the Trust. The term “Fund Complex” refers only to the Fund, and not to any other series of the Trust. For the fiscal year ended December 31, 2025, aggregate Independent Trustees’ fees for the Trust were $713,000.
(2)Mr. Redwine resigned his position as Trustee effective on December 31, 2025.
CODE OF ETHICS
The Trust and Advisor have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Advisor to invest in securities that may be purchased or held by the Fund. The Distributor, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Advisor, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Advisor.
PROXY VOTING POLICY
The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Voting Policies and Procedures and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.
Consistent with the Advisor’s Proxy Voting Policies and Procedures, the Advisor relies on a third-party vendor, Institutional Shareholder Services (“ISS”), to research, vote and record all proxy ballots for the security positions maintained on clients’ behalf and for which the Advisor has voting authority. Annually, the Advisor reviews ISS’ independence and its Proxy Voting Guidelines. The Advisor follows ISS’ Proxy Voting Guidelines on most issues for shareholder votes. In the rare instance when a portfolio manager or analyst believes that an ISS recommendation would be to the detriment of the Advisor’s clients, the Advisor can and will override ISS’ recommendation through a manual vote. If more than one investment team holds the security, the decision to override should be authorized by a member of each investment team. The final authorization to override an ISS recommendation must be approved by the Chief Compliance Officer or President of the Advisor. A written record supporting the decision to override the ISS recommendation will be maintained. Generally, for stocks traded on foreign exchanges, the Advisor will exercise its voting authority. However, if the Advisor believes that by voting, a client will incur excessive expense or that a lack of liquidity of a stock may be an issue or for any other reason that seeks to optimize the benefit to the client, the Advisor may not exercise its voting authority after considering all relevant factors.
For any matters subject to proxy vote for mutual funds in which the Advisor is an affiliated party, the Advisor will vote on behalf of clients invested in such mutual funds in accordance with ISS recommendations, with no exceptions.
The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-866-205-0523 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized. As of [ ], 2026, the following shareholders were each considered to be a principal shareholder of the Fund:
Investor Class

Name and Address	% of Ownership	Type of Ownership
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1901	[ ]%	Record
National Financial Services LLC 499 Washington Blvd, 4th Fl Jersey City, NJ 07310-2010	[ ]%	Record
As of [ ], 2026, the Fund did not have any control persons.
Management Ownership Information. As of [ ], 2026, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.
THE ADVISOR
As of [ ], 2026, Segall Bryant & Hamill, LLC d/b/a CI SBH Asset Management (“SBH”), located at 10 S. Wacker Dr., Suite 3100, Chicago, Illinois 60606, acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. At a special shareholder meeting held on [ ], 2026, shareholders of the Fund voted to approve a new investment advisory agreement with CI SBH Asset Management. From June 29, 2026 to [ ], 2026, CI SBH Asset Management served as the Advisor to the Fund pursuant to an interim investment advisory agreement approved by the Board. The Advisor is a wholly-owned subsidiary of Corient Management LLC, which is a wholly-owned subsidiary of Corient Holdings Inc. (“Corient Holdings”). Corient Holdings is a wholly-

owned subsidiary of Mubadala Capital LP, which is ultimately owned by the Government of Abu Dhabi through various wholly-owned intermediate entities.
Subject to such policies as the Board may determine, the Advisor is responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund’s investments. The Advisor continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund’s assets shall be held uninvested. The Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund.
The Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year, so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. Pursuant to the terms of the Advisory Agreement, the Advisor is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice to the Advisor when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board of the Trust, or by the Advisor on 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
As compensation for its services, the Fund pays the Advisor a management fee at the rate specified in the Prospectus. In addition to the fees payable to the Advisor, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder record keeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though the Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to the extent necessary to limit the Fund’s Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, interest expense, extraordinary expenses and any other class specific expenses) to the limit set forth in the fees and expense tables in the Prospectus. If fees and expenses for any fiscal year exceed the Fund’s expense limitations, the Advisor shall waive a portion or all of its management fee to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Advisor shall be deducted from the monthly management fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly management fee, the Advisor shall promptly pay to the Fund its share of such excess Fund expenses. The Advisor does not have the ability to recoup previously paid fees and expenses or future paid fees and expenses.
Prior to June 29, 2026, Capital Advisors, Inc. (the “Previous Advisor”), located at 2222 South Utica Place, Suite 300, Tulsa, Oklahoma 74114, served as the investment adviser to the Fund.
For the fiscal years indicated below, the Fund paid the following management fees to the Previous Advisor:

	Fiscal Year Ended December 31
	2025	2024	2023
Management Fees Accrued	$1,009,190	$891,559	$691,616
Management Fees Waived by Advisor	$0	$0	($14,915)
Net Management Fees Paid to Advisor	$1,009,190	$891,559	$676,701
Distributor
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous. The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
SERVICE PROVIDERS
Fund Administrator
Pursuant to the Fund Administration Servicing Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Fund. Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable federal securities laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Additionally, Fund Services provides CCO services to the Trust under a separate agreement. The cost of the CCO’s services is charged to the Fund and approved by the Board annually. Fund Services also acts as the Fund’s accountant.
The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days’ written notice (as defined in the 1940 Act). The Administration Agreement also provides that neither Fund Services nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.
For the fiscal years indicated below, the Fund paid the following fees to Fund Services for fund administration and fund accounting services:

Administration and Accounting Fees Paid During Fiscal Years Ended December 31
2025	2024	2023
$192,864	$176,202	$150,015
Custodian and Transfer Agent
U.S. Bank National Association, an affiliate of Fund Services, is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, and holds the Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses. The Custodian’s address is 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212.
Fund Services also acts as the Fund’s transfer and dividend disbursing agent (the “Transfer Agent”) under a separate agreement with the Trust. The Custodian and the Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.
Independent Registered Public Accounting Firm and Legal Counsel
[ ], is the independent registered public accounting firm for the Fund providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission for the Fund.
Sullivan & Worcester LLP (“Sullivan & Worcester”), 1251 Avenue of the Americas, 19th Floor, New York, New York 10020, is counsel to the Fund and provides counsel on legal matters relating to the Fund. Sullivan & Worcester also serves as independent legal counsel to the Board.
PORTFOLIO MANAGER
Mr. Suresh Rajagopal, CFA, Director of All Cap Strategies, is the portfolio manager primarily responsible for the day-to-day management of the Fund. The following table shows the number of other accounts (not including the Fund) managed by Mr. Rajagopal and the total assets in the accounts managed within various categories as of [September 30, 2026].

Suresh Rajagopal

Type of Accounts	Number of Accounts (Excluding the Fund)	Total Assets	Number of Accounts for Which Advisory Fee is Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investments	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Material Conflicts of Interest. Where conflicts of interest arise between the Fund and other accounts managed by the portfolio manager, the portfolio manager will proceed in a manner that ensures the Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio manager. In such instances, securities will be allocated in accordance with the Advisor’s trade allocation policy.
Potential conflicts may arise if the investment strategies of the Fund differ from the strategy required to comply with the unique objectives and constraints of another client portfolio managed by the portfolio manager. Whenever a given investment opportunity is appropriate for all of the firm’s client relationships (i.e., the Fund, the private pooled fund, and the firm’s separately managed accounts), each constituency receives a pro-rata share of an executed block trade. None of the firm’s client relationships, including the Fund, receives preferential treatment.
Compensation. Mr. Rajagopal’s compensation includes multiple components and is designed to attract and retain superior investment talent and to align the teams' incentives with client interests. Compensation for Mr. Rajagopal generally consists of base salary, incentive bonus, and profit-sharing. Mr. Rajagopal is eligible for a performance-based bonus (incentive compensation), which emphasizes long-term performance of client portfolios and expands/contracts with strategy revenue. Importantly, this compensation is based on the investment performance of the portfolios managed by the All Cap Strategies team and not the performance of Mr. Rajagopal’s individual contribution alone. Mr. Rajagopal’s incentive allocation is merit-based and determined by SBH’s President.
Securities Owned in the Fund by Portfolio Manager. As of [September 30, 2026], Mr. Rajagopal beneficially owned the following securities in the Fund.

Name of Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Mr. Suresh Rajagopal	None

PORTFOLIO TRANSACTIONS AND BROKERAGE
Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund’s portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.
Investment decisions for the Fund are made independently from those of other client accounts or mutual fund managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.
The Fund does not place securities transactions through brokers for selling shares of the Fund. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.
During the fiscal year ended December 31, 2025, the Fund did not invest in the securities of any of its regular broker-dealers.
For the fiscal years indicated below, the Fund paid the following in brokerage commissions:

Aggregate Brokerage Commissions Paid During Fiscal Years Ended December 31
2025	2024	2023
$302	$332	$178

The Advisory Agreement for the Fund authorizes the Advisor to cause the Fund to pay a broker-dealer that furnishes “eligible” brokerage and research services under Section 28(e) of the Securities Exchange Act of 1934, as amended (“Research”), a higher commission than that charged by another broker-dealer for effecting the same transaction, provided that the Advisor in good faith determines that the commission is reasonable in relation to the value of the brokerage and/or research service provided (“Research Arrangement”). Research Arrangements generally can be categorized as either “proprietary” or “third party.” When the broker-dealer that executes a trade also provides the Advisor with internally generated research in exchange for one bundled per share commission price that Research Arrangement is referred to as “proprietary.” In a “third party” Research Arrangement, the executing broker provides independent Research generated by a third party in exchange for commission dollars. Transactions on U.S. and international stock exchanges and equity securities traded over-the-counter involve the payment of negotiated brokerage commissions. The Advisor negotiates standard commission rates used for executing equity trades that are on a per share basis. The cost of transactions executed on international stock exchanges are generally based on a percentage of the principal traded and may vary based on the market in which the security is traded.
Typically, all of the commissions paid for executing equity trades on behalf of the Fund include a Research Arrangement. “Third party” Research involves the executing broker providing the independent Research generated by a third party in exchange for commission dollars. In these cases, SBH negotiates the execution cost with the executing broker. SBH estimates that approximately 10% to 33% of the commission paid is for the cost of execution, with the balance attributable to the Research received. To constitute eligible “research services” such services must qualify as “advice,” “analyses” or “reports.” To determine that a service constitutes research services, the Advisor must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions.
The Advisor may determine that a service has a mixed use (i.e., the service constitutes both a permissible research or brokerage service and an ineligible service). When this occurs, the Advisor will reasonably allocate the cost of the service according to its use, so that the portion that assists in eligible research and brokerage services is obtained using portfolio commissions from the Fund, and the portion or specific component which provides other assistance (for example, administrative or non-research assistance) is paid for by the Advisor. Many over-the-counter issues, including corporate debt, government securities and municipal securities, may be traded without stated commissions, but the price includes an undisclosed commission or mark-up. Securities purchased and sold by the Fund may be traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. Transactions in the over-the-counter market may be principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor will normally deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution terms are available elsewhere or as described below. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. The Fund may participate, if and when practical, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.
The Previous Advisor did not direct the Fund’s brokerage transactions to a broker because of research services during the Fund’s fiscal year ended December 31, 2025.

REVENUE SHARING ARRANGEMENT
The Advisor, out of its own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to other fees paid by the Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses section of the Prospectus.
PURCHASE AND REDEMPTION OF FUND SHARES
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Fund’s shares.
How to Buy Shares
Fund shares are purchased at the NAV per share next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day’s NAV, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time. Orders paid by check and received after 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.
If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a wire to avoid any delay in redemption or transfer. Otherwise, the Fund may delay payment until the purchase price of those shares has been collected, which may take up to 15 calendar days.
The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Fund’s shares, and (2) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund.
Selected securities brokers, dealers or financial intermediaries may offer shares of the Fund. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined NAV after receipt of the order by such agent before the Fund’s daily cutoff time, currently the close of regular NYSE trading. Orders received after that time will be purchased at the next-determined NAV per share.
How to Sell Shares
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.
Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund’s Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the

Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.
Selling Shares Directly to the Fund
Send a signed letter of instruction to the Transfer Agent. The price you will receive is the next NAV calculated after the Fund receives your request in proper form. In order to receive that day’s NAV, the Transfer Agent must receive your request before the close of regular trading on the NYSE.
Selling Shares Through Your Investment Representative
Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.
If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a signature guarantee is required (see “Signature Guarantees” below). The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.
Delivery of Proceeds
The Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.
Telephone Redemptions
Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent are authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to the Fund in writing.
The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.
During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The telephone redemption privilege may be modified or terminated without notice.
Signature Guarantees
To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an “eligible guarantor institution.” These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public cannot provide a signature guarantee. Certain other transactions or account requests also require a signature guarantee.
Redemptions In-kind
The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Fund. The Fund has reserved the right to pay the redemption price of its shares in excess of $250,000 or l% of its net asset value either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.
The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the 1933 Act, as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.
DETERMINATION OF NET ASSET VALUE
The NAV of the Fund’s shares will fluctuate and is determined as of the close of trading on the NYSE (generally 4:00 p.m., Eastern Time) each day that the NYSE is open for business. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.
The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.
Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor as valuation designee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the valuation designee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.
Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If there has been no sale on such exchange or on Nasdaq on such day, the security is valued at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent sales price.
Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the valuation designee, or at fair value as determined in good faith by procedures adopted by the valuation designee. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.
All other assets of the Fund are valued in such manner as the valuation designee in good faith deems appropriate to reflect their fair value.
U.S FEDERAL INCOME TAX MATTERS
Each series of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Code, and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the amount and timing of its distributions. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income (determined without regard to the dividends-paid deduction) and any net realized long‑term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to U.S. federal income or excise taxes in any year. If the Fund does not qualify as a regulated investment company, it will be taxed as a corporation.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. The Fund also must satisfy both of the following asset diversification tests: At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must consist of cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s net investment income (which generally includes dividends, interest and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.
If the Fund does not qualify as a regulated investment company, it will be taxed as a regular corporation and will not be entitled to deduct dividends paid to shareholders. In addition to the taxable year distribution requirement described in the previous paragraph, in order to avoid the imposition of a nondeductible 4% U.S. federal excise tax, the Fund must distribute (or be deemed to have distributed) by

December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from prior years that were not distributed and on which no U.S. federal income tax was paid. The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus.
Net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund. As of December 31, 2025, the Fund did not have any capital loss carryforwards.
Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income or qualified dividend income. Distributions of certain qualified dividend income paid out of the Fund’s net investment income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend. This reported amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policies, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the Fund’s distributions may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.
The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.
Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held by such shareholder. There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy. Capital gains distributions are not eligible for the dividends‑received deduction referred to above. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for U.S. federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions generally are taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing liability for the alternative minimum tax of a shareholder who is an individual. Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.
A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such 6‑month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
Under the Code, the Fund will be required to report to the Internal Revenue Service (the “IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of U.S. federal income tax at a rate under Section 3406 of the Code, in the case of non-exempt shareholders who fail to furnish the Fund with their Social Security or taxpayer identification numbers and with required certifications regarding their status under the U.S. federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s ultimate U.S. federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, estates the income of which is subject to U.S. federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.
Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax on the Fund’s ordinary income distributions generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable and subject to any applicable intergovernmental agreements, withholding under FATCA is required generally with respect to ordinary income distributions from the Fund. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances, as well as the other U.S. federal, state, local and foreign tax consequences of an investment in the Fund’s shares.
Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the U.S. federal income tax treatment. Foreign taxes may also apply to non-U.S. investors. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, U.S. federal, state, local and foreign taxes to an investment in the Fund.
Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset capital gains of the Fund in future years.
No rulings with respect to tax matters of the Fund will be sought from the IRS. Sullivan & Worcester has expressed no opinion in respect of the foregoing or the tax information in the Prospectus.
DIVIDENDS AND DISTRIBUTIONS
The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.
The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.
The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from prior taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long‑term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from prior taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.
Any dividend or distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.
Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by calling or writing to the Transfer Agent, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.
ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s AML Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.
Procedures to implement the AML Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
GENERAL INFORMATION
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.
With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund offers only an Investor Class.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.
The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series. Unless each series is so terminated, the Trust will continue indefinitely.
The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.
The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.
Rule 18f-2 under the 1940 Act (the “Rule”) provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The Certified Shareholder Report on Form N-CSR for the Fund for the fiscal year ended December 31, 2025, is a separate document supplied upon request, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

Appendix A
Corporate Bond Ratings

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P Global Ratings (“S&P”) Services

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - S&P’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Appendix B
Commercial Paper Ratings

Moody’s Investors Service, Inc. short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings (“S&P”) Services

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – S&P’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

PART C

SBH EQUITY FUND

(formerly Capital Advisors Growth Fund)

OTHER INFORMATION

Item 28. Exhibits.

(a)
Agreement and Declaration of Trust dated October 13, 2018, was previously filed with the Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated March 23, 2023, were previously filed with Post-Effective Amendment No. 1125 to the Trust’s Registration Statement on Form N-1A on March 31, 2023, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Interim Investment Advisory Agreement — filed herewith.

(i) Investment Advisory Agreement — to be filed by amendment.

(e)
Distribution Agreement dated January 1, 2026, was previously filed with Post-Effective Amendment No. 1184 to the Trust’s Registration Statement on Form N-1A on January 22, 2026, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts - not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment to the Amended and Restated Custody Agreement dated September 18, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(ii)
Amendment to the Amended and Restated Custody Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated September 1, 2009, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 314 to the Trust’s Registration Statement on Form N-1A on February 25, 2010, and is incorporated herein by reference.

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(B)
Amendment dated June 12, 2012, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 444 to the Registration Statement on Form N-1A on August 6, 2012, and is incorporated herein by reference.

(C)
Amendment to the Fund Administration Servicing Agreement dated September 18, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(D)
Amendment to the Fund Administration Servicing Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(E)
Addendum dated December 20, 2024 to the Fund Administration Servicing Agreement dated June 8, 2006 was previously filed with Post-Effective Amendment No. 1156 to the Registration Statement on Form N-1A on January 23, 2025, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated June 12, 2012, to the Transfer Agent Servicing Agreement, was previously filed with Post-Effective Amendment No. 444 to the Registration Statement on Form N-1A on August 6, 2012, and is incorporated herein by reference.

(C)
Amendment to the Transfer Agent Servicing Agreement dated September 18, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(D)
Amendment to the Transfer Agent Servicing Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 12, 2012, to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 444 to the Registration Statement on Form N-1A on August 6, 2012, and is incorporated herein by reference.

(B)
Amendment to the Fund Accounting Servicing Agreement dated September 18, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

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(C)
Amendment to the Fund Accounting Servicing Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(iv) Interim Operating Expenses Limitation Agreement — filed herewith.

(v) Operating Expenses Limitation Agreement — to be filed by amendment.

(vi)
Power of Attorney (Rackey, Mertens, Kritzmire and Wainscott) dated August 27, 2024, was previously filed with Post-Effective Amendment 1151 to the Trust’s Registration Statement on Form N-1A on August 28, 2024, and is incorporated herein by reference.

(i)	Legal Opinions

(i)
Legal Opinion dated October 5, 1999, (Capital Advisors Growth Fund), was previously filed with Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A on October 6, 1999, and is incorporated herein by reference.

(j)	Other Opinions

(i) Consent of Independent Registered Public Accounting Firm — to be filed by amendment.

(k)	Omitted Financial Statements - not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	12b-1 Plan - not applicable.

(n)	Rule 18f-3 Plan - not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Registrant dated October 2022 was previously filed with Post-Effective Amendment No. 1104 to the Trust’s Registration Statement on Form N-1A on October 27, 2022, and is incorporated herein by reference.

(ii) Code of Ethics for Advisor dated January 2025 — filed herewith.

(iii) Code of Ethics for Principal Underwriter — not applicable per Rule 17j-1(c)(3).

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated Bylaws and Paragraph 7 of the Distribution Agreement.

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Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”) , the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-47232), dated July 13, 2026. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following     investment companies registered under the Investment Company Act of 1940, as amended:

1.Abacus FCF ETF Trust
1.Advisor Managed Portfolios
2.Antares Private Credit Fund
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi-Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.Huber Large Cap Value Fund, Series of Advisors Series Trust
7.Huber Mid Cap Value Fund, Series of Advisors Series Trust
8.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
9.Huber Small Cap Value Fund, Series of Advisors Series Trust
10.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
11.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
12.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
13.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
14.PIA BBB Bond Fund, Series of Advisors Series Trust
15.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
16.PIA High Yield Fund, Series of Advisors Series Trust
17.PIA MBS Bond Fund, Series of Advisors Series Trust
18.PIA Short-Term Securities Fund, Series of Advisors Series Trust
19.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
20.Poplar Forest Partners Fund, Series of Advisors Series Trust
21.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
22.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
23.Pzena International Value ETF, Series of Advisors Series Trust
24.Pzena International Value Fund, Series of Advisors Series Trust
25.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
26.Pzena Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena U.S. Large Cap Value ETF, Series of Advisors Series Trust
28.Vox Populi ETF, Series of Advisors Series Trust
29.Scharf ETF, Series of Advisors Series Trust
30.Scharf Global Opportunity ETF, Series of Advisors Series Trust
31.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
4

32.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
33.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
34.The Aegis Funds
35.Allied Asset Advisors Funds
36.Angel Oak Funds Trust
37.Angel Oak Strategic Credit Fund
38.Brookfield Infrastructure Income Fund Inc.
39.Brookfield Investment Funds
40.Buffalo Funds
41.RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
42.RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
43.RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
44.DoubleLine Funds Trust
45.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
46.AAM Crescent CLO ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
49.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
50.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
51.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
52.AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
53.AAM Transformers ETF, Series of ETF Series Solutions
54.Acquirers Small and Micro Deep Value ETF, Series of ETF Series Solutions
55.Aptus April Buffer, Series of ETF Series Solutions
56.Aptus April Deep Buffer ETF, Series of ETF Series Solutions
57.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
58.Aptus Deferred Income ETF, Series of ETF Series Solutions
59.Aptus Defined Risk ETF, Series of ETF Series Solutions
60.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
61.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
62.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
63.Aptus January Buffer ETF, Series of ETF Series Solutions
64.Aptus January Deep Buffer ETF, Series of ETF Series Solutions
65.Aptus July Buffer ETF, Series of ETF Series Solutions
66.Aptus July Deep Buffer ETF, Series of ETF Series Solutions
67.Aptus Laddered Buffer ETF, Series of ETF Series Solutions
68.Aptus Laddered Deep Buffer ETF, Series of ETF Series Solutions
69.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
70.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
71.Aptus October Buffer ETF, Series of ETF Series Solutions
72.Aptus October Deep Buffer ETF, Series of ETF Series Solutions
73.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
74.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
75.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
76.Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
77.BTD Capital Fund, Series of ETF Series Solutions
78.Carbon Strategy ETF, Series of ETF Series Solutions
79.ClearShares OCIO ETF, Series of ETF Series Solutions
80.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
81.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
82.Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
83.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
84.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
85.Hoya Capital Housing ETF, Series of ETF Series Solutions
86.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
87.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
88.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
89.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
90.Opus Small Cap Value ETF, Series of ETF Series Solutions
5

91.The Acquirers Fund, Series of ETF Series Solutions
92.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
93.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
94.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
95.U.S. Global JETS ETF, Series of ETF Series Solutions
96.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
97.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
98.US Vegan Climate ETF, Series of ETF Series Solutions
99.First American Funds Trust
100.First Eagle ETF Trust
101.FundX Investment Trust
102.The Glenmede Fund, Inc.
103.The GoodHaven Funds Trust
104.Harding, Loevner Funds, Inc.
105.Hennessy Funds Trust
106.Horizon Funds
107.Hotchkis & Wiley Funds
108.Intrepid Capital Management Funds Trust
109.Jacob Funds Inc.
110.The Jensen Quality Growth Fund Inc.
111.Kirr, Marbach Partners Funds, Inc.
112.LibreMax Asset-Backed Income Fund
113.Core Alternative ETF, Series of Listed Funds Trust
114.Optimized Equity Income ETF, Series of Listed Funds Trust
115.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
116.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
117.LKCM Funds
118.LoCorr Investment Trust
119.MainGate Trust
120.ATAC Rotation Fund, Series of Managed Portfolio Series
121.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
122.Kensington Active Advantage Fund, Series of Managed Portfolio Series
123.Kensington Defender Fund, Series of Managed Portfolio Series
124.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
125.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
126.Kensington Managed Income Fund, Series of Managed Portfolio Series
127.LK Balanced Fund, Series of Managed Portfolio Series
128.Leuthold Core ETF, Series of Managed Portfolio Series
129.Leuthold Core Investment Fund, Series of Managed Portfolio Series
130.Leuthold Global Fund, Series of Managed Portfolio Series
131.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
132.Leuthold Select Industries ETF, Series of Managed Portfolio Series
133.Muhlenkamp Fund, Series of Managed Portfolio Series
134.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
135.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
136.Port Street Quality Growth Fund, Series of Managed Portfolio Series
137.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
138.Reinhart International PMV Fund, Series of Managed Portfolio Series
139.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140.Tremblant Global ETF, Series of Managed Portfolio Series
141.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142.Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
143.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
144.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
145.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
146.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
147.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
148.SWP Growth & Income ETF, Series of Manager Directed Portfolios
149.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
6

150.Mason Capital Fund Trust
151.Matrix Advisors Funds Trust
152.Monetta Trust
153.Nicholas Equity Income Fund, Inc.
154.Nicholas Fund, Inc.
155.Nicholas II, Inc.
156.Nicholas Limited Edition, Inc.
157.Oaktree Asset-Backed Income Fund Inc.
158.Oaktree Diversified Income Fund Inc.
159.Permanent Portfolio Family of Funds
160.Procure ETF Trust II
161.Professionally Managed Portfolios
162.Provident Mutual Funds, Inc.
163.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
164.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
165.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
166.Aquarius International Fund, Series of The RBB Fund, Inc.
167.Boston Partners All-Cap Value Fund, Series of The RBB Fund, Inc.
168.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
169.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
170.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
171.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
172.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
173.Emerald Growth Fund, Series of The RBB Fund, Inc.
174.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m Accumulator Ultrashort U.S. Treasury Fund, Series of The RBB Fund, Inc.
178.F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
179.F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
180.F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
181.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
182.F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
183.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
184.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
185.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
186.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
187.F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
188.F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
189.F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
190.F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
191.F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
192.F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
193.F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
194.F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
195.F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
196.F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
197.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
198.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
199.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
200.Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
201.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
202.Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
203.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
204.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
205.Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
206.MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
207.Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
208.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
7

209.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
210.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
211.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
212.SGI Global Equity Fund, Series of The RBB Fund, Inc.
213.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
214.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
215.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
216.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
217.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
218.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
219.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
220.The RBB Fund Trust
221.RBC Funds Trust
222.RBC BlueBay Enhanced Income Fund
223.Rockefeller Municipal Opportunities Fund
224.SEG Partners Long/Short Equity Fund
225.Series Portfolios Trust
226.Thompson IM Funds, Inc.
227.Tortoise Capital Series Trust
228.Bright Rock Mid Cap Fund, Series of Trust for Professional Managers
229.Bright Rock Large Cap Fund, Series of Trust for Professional Managers
230.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
231.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
232.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
233.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
234.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
235.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
236.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
237.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
238.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
239.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
240.Wall Street EWM Funds Trust

Item 32(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.
Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, amended (the “1940 Act”), are maintained at the following locations:
8

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisor	CI SBH Asset Management 10 S. Wacker Dr., Suite 3100 Chicago, Illinois 60606
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, ME 04101

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

9

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant has duly caused this Post-Effective Amendment No. 1203 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on August 31, 2026.

Advisors Series Trust

        By:/s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1203 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

David G. Mertens*	Trustee	August 31, 2026
David G. Mertens

Michele Rackey*	Trustee	August 31, 2026
Michele Rackey

Anne W. Kritzmire*	Trustee	August 31, 2026
Anne W. Kritzmire

Craig B. Wainscott*	Trustee	August 31, 2026
Craig B. Wainscott

/s/ Kevin Hayden	Treasurer, Vice President and	August 31, 2026
Kevin Hayden	Principal Financial Officer

/s/ Jeffrey T. Rauman	President and Principal Executive Officer	August 31, 2026
Jeffrey T. Rauman

*By:/s/ Jeffrey T. Rauman
Jeffrey T. Rauman Attorney-In Fact pursuant to Powers of Attorney

10

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-99.(d)	Interim Investment Advisory Agreement
EX-99.(h)(iv)	Interim Operating Expenses Limitation Agreement
EX-99.(p)(ii)	Code of Ethics for Advisor
11